SCHEDULE OF PLAN DEFINED BENEFIT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Present value of defined benefit obligation	$ 540	$ 458
Fair value of plan assets	(393)	(337)	$ (361)
Total	147	121
Balance at beginning of year	337	361
Interest cost	15	10
Current service cost	44	32
Currency translation	(5)	(10)
Recognized in other comprehensive gain:	(6)	(1)	(10)
Net actuarial gain	8	(55)
Balance at end of year	$ 393	$ 337	$ 361